Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Fair Value Measurement
Schedule of Fair Value Measurement of Assets and Liabilities

	Level 1	Level 2	Level 3	Total
Consolidated - 31 December 2024	A$	A$	A$	A$

Assets
Investments at fair value	383,305	205,887	-	589,192
Total assets	383,305	205,887	-	589,192

Liabilities
Financial Derivative Liability		5,922,664	-	5,922,664
Total liabilities		5,922,664	-	5,922,664

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2024	A$	A$	A$	A$

Assets
Investments at fair value	511,073	205,887	-	716,960
Total assets	511,073	205,887	-	716,960

Liabilities
Financial Derivative Liability		384,500	-	384,500
Total liabilities		384,500	-	384,500

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2024	A$	A$	A$	A$

Assets
Investments at fair value	511,073	205,887	-	716,960
Total assets	511,073	205,887	-	716,960

Liabilities
Financial derivative liability	384,500	-	-	384,500
Total liabilities	384,500	-	-	384,500

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,220,024	205,887	-	1,425,911
Convertible note in Asra Minerals	-	250,000	-	250,000
Total assets	1,220,024	455,887	—	1,675,911

Liabilities
Financial derivative liability	250,921	-	-	250,921
Total liabilities	250,921	-	-	250,921